CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 44,013,742	$ 10,116,324
Amounts receivable (note 7)	170,574	68,636
Taxes receivable	36,519	19,500
Prepaids	353,095	108,195
Total current assets	44,573,930	10,312,655
Non-current assets
Taxes receivable	3,877,934	1,526,702
Deposits	70,553	58,076
Property and equipment (note 6)	1,302,884	1,001,038
Exploration and evaluation assets (note 5)	31,615,763	13,994,090
Total non-current assets	36,867,134	16,579,906
TOTAL ASSETS	81,441,064	26,892,561
Current liabilities
Accounts payable and accrued liabilities (note 7)	1,462,538	906,291
Shareholders' equity
Capital stock (note 8)	86,745,544	29,899,525
Share-based payment reserve (note 8)	6,196,165	3,278,378
Deficit	(12,963,183)	(7,191,633)
Total shareholders' equity	79,978,526	25,986,270
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 81,441,064	$ 26,892,561